Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Summary of Acquisitions and Capitalized Interest by Operating Segment
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2023:

(€ million)	June 30, 2023	December 31, 2022 (a)
Acquisitions	612	1,748
Biopharma	593	1,678
Of which Manufacturing & Supply	429	1,129
Consumer Healthcare	19	70
Of which Manufacturing & Supply	16	63
Of which capitalized interest	12	17
(a) 2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023 (see note B.20.).